ACQUISITIONS	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about business combination [abstract]
ACQUISITIONS	ACQUISITIONS
RotoWire
On January 1, 2022, the Company acquired 100% of the issued and outstanding equity interests of Roto Sports, Inc. the operator of RotoWire.com (“RotoWire”), for consideration consisting of (i) $14,700 in cash, of which $13,500 was transferred to the selling shareholders and $1,200 was transferred to third parties to settle sellers’ expenses on behalf of the selling shareholders, (ii) 451,264 unregistered ordinary shares, (iii) $2,500 due on the first anniversary of the closing date of the acquisition, and (iv) $5,300 due on the second anniversary of the closing date of the acquisition. The Company has the option, but not the obligation, to pay up to 50% of each of the deferred payments described in clauses (iii) and (iv) in unregistered ordinary shares.
The principal reason for this acquisition was to accelerate the U.S expansion.
The Group incurred acquisition-related costs of $531 in legal and consulting fees. These costs were primarily expensed in 2021.
Subsequent to the acquisition, the legal entity that was acquired was merged into a newly formed, wholly owned subsidiary of the Group and certain acquired assets and/or liabilities were transferred to other Group subsidiaries.
Under the purchase price allocation, the Company recognized goodwill of $10,776, which is calculated as the excess of both the consideration exchanged and liabilities assumed as compared to the fair value of the identifiable assets acquired. The main factors leading to goodwill recognition was a SEO synergy for performance marketing cash generating unit. The goodwill is not expected to be deductible for tax purposes. The values assigned to the assets acquired and liabilities assumed are based on their estimates of fair value available as of January 1, 2022 as calculated by a third-party valuation firm.
During the three and six months ended June 30, 2023, unwinding costs of deferred consideration payable for RotoWire amounted to $55 and $109, respectively, and resulted in total deferred consideration balance of $5,188 as of June 30, 2023, which is due within one year. The Group expects to incur financial expenses related to unwinding of the deferred consideration until December 2023.
During the six months ended June 30, 2023, the Company settled the first deferred payment of $2,500, in cash.
The table below outlines the allocation of the purchase price for the acquired identifiable assets and liabilities of RotoWire resulting in goodwill:

Purchase price consideration:
Cash paid	14,700
Common shares issued, at fair value	4,600
Deferred consideration, at fair value	7,250
Total acquisition consideration	26,550
Assets acquired:
Cash and cash equivalents	1,999
Accounts receivable	760
Prepaid expenses and other current assets	292
Performance marketing, domain names and related websites	2,300
Fantasy sports, domain names and related websites	8,100
Customer base	3,200
Content asset	5,400
Right of use asset	617
Other assets	7
Total assets acquired	22,675
Liabilities assumed:
Accounts payable	(16)
Deferred income	(1,120)
Lease liability	(617)
Deferred tax	(4,008)
Other current liabilities	(1,140)
Total liabilities assumed	(6,901)
Total net assets	15,774
Goodwill	10,776
Total acquisition consideration	26,550
Accounts receivable comprise gross contractual amounts due of $1,066, of which $306 was expected to be uncollectible at the date of acquisition.
BonusFinder

On January 31, 2022, the Group acquired 100% of the issued and outstanding equity interests of NDC Media Limited (“NDC Media”), the operator of BonusFinder.com (“BonusFinder”), for consideration consisting of (i) EUR10,000 ($11,168) in cash, (ii) 269,294 unregistered ordinary shares, (iii) an additional cash payable of EUR3,832 ($4,279), (iv) an earnout payment up to a maximum of EUR19,000 ($21,850) to be paid in April 2023 based on financial performance during 2022, and (v) a second earnout payment up to a maximum of EUR28,500 ($32,800) to be paid in April 2024 based on certain financial conditions (such as revenue and contribution margin growth) being met during 2023. The Group has the option but not the obligation to pay up to 50% of each of the earnout payments described in clauses (iv) and (v) in unregistered ordinary shares.
The principal reason for this acquisition was to support the growth strategy of the Group in North America.
During the year ended December 31, 2022, the Group made a provisional cash payment adjusted for working capital and indebtedness to the shareholders of BonusFinder of $4,116. As of June 30, 2023, the outstanding balance of cash payable amounted to $282.
During the year ended December 31, 2022, the Company’s net cash outflow related to the BonusFinder acquisition amounted to $10,710 (net of cash acquired).
During six months ended June 30, 2023, the Company paid contingent consideration based on financial performance of BonusFinder assets in 2022 of total $20,090, of which $10,178 was paid in cash and the balance settled by the issuance of 1,005,929 ordinary shares. The part of the payment related to original estimate of the fair value of contingent consideration of $5,557 is reported within investing activities in the cash flow statement and the part of the payment related to the increase in the consideration value on account of the fair value movements since the acquisition of $4,621 is reported within operating cash flows.
In connection with the acquisition of BonusFinder, certain intangible assets that were purchased as part of the acquisition were transferred immediately post-acquisition to another Group subsidiary in accordance with the Group’s intellectual property operational policy allowing the Group to access the deductibility of the assets from a tax perspective. The Group considered if a deferred tax liability should be recognized in relation to the transferred assets at the date of acquisition (reflecting to the fact that the assets had no tax base prior to transfer) which would then have been released to the income statement immediately on the completion of the transfer; this would also have increased goodwill arising on the acquisition by the same amount. It was concluded that the transfer of assets formed an integral part of the business combination and there were no significant steps outside of the Group’s control which would affect the ability of the group to access certain tax attributes in respect of the assets, and, accordingly, no deferred tax liability (and associated goodwill) was recognized as there was no difference between the tax and accounting bases following the asset transfer.
Under the purchase price allocation, the Company did not recognize goodwill, which is calculated as the excess of both the consideration exchanged and liabilities assumed as compared to the fair value of the identifiable assets acquired. The values assigned to the assets acquired and liabilities assumed are based on their estimates of fair value available as of January 31, 2022 as calculated by a third-party valuation firm.
The fair value of the BonusFinder contingent consideration was computed based on revenue growth expectations and forecasted contribution margins and utilized the following assumptions as part of the option approach methodology: (i) probability of obtaining the financial conditions ranging from 98-100% (December 31, 2022: 64-100%), (ii) discount rates ranging from 7.59-7.67% (December 31, 2022: 7.44-7.45%), (iii) inflation rates of 2.13% (December 31, 2022: ranging between 2.16-2.23%), and (iv) volatility of 49.6% (December 31, 2022: 36.5%) as applied to forecasted performance conditions. During the three and six months ended June 30, 2023, fair value movements on contingent consideration for BonusFinder amounted to EUR5,609 ($6,087) and EUR6,413 ($6,939).
As of June 30, 2023, the Company entered into an agreement with the sellers of BonusFinder, which modified terms of the original share purchase agreement in relation to the final consideration payment. As per the agreement, the original earn-out period was terminated early as of June 30, 2023. In exchange, a fixed consideration of EUR18,000 is payable in two installments: (i) paid July 7, 2023 (EUR5,000) and (ii) April 2024 (EUR13,000). The Company has the option, but not the obligation, to pay up to 50% of the EUR13,000 payment due in April 2024 in unregistered ordinary shares. As a result of the modification, a change of $6,087 is recognized in the statement of comprehensive income. As of June 30, 2023, the liability was presented as deferred consideration balance and had present value of EUR16,773 ($18,192). The Group expects to incur financial expenses related to unwinding of the deferred consideration in subsequent periods until April 2024.
The table below outlines the allocation of the purchase price for acquired identifiable assets and liabilities for BonusFinder. Since fair values of assets and liabilities identified were equal to the acquisition consideration agreed, no goodwill was recognized in the BonusFinder acquisition as disclosed below:

Purchase price consideration:
Cash paid	11,168
Cash payable	4,279
Common shares issued, at fair value	2,792
Contingent consideration, at fair value	20,437
Total acquisition consideration	38,676
Assets acquired:
Cash and cash equivalents	4,574
Accounts receivable and other current assets	1,284
Performance marketing, domain names and related websites	32,051
Customer base	938
Content asset	352
Software	134
Right of use asset	126
Other non-current assets	37
Total assets acquired	39,496
Liabilities assumed:
Accounts payable	(234)
Corporate tax payable	(460)
Lease liability	(126)
Total liabilities assumed	(820)
Total net assets	38,676
Goodwill	—
Total acquisition consideration	38,676
Accounts receivable comprise gross contractual amounts due of $1,610, of which $326 was expected to be uncollectible at the date of acquisition.